Insurance Contract Liabilities and Investment Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Insurance Contracts [Abstract]
Disclosure of insurance contract liabilities
Insurance contract liabilities consist of the following:

As at December 31, 2020	Canada	U.S.	Asia	Corporate(1)	Total
Individual participating life	$25,839	$5,374	$11,981	$952	$44,146
Individual non-participating life and health	15,533	15,010	12,183	373	43,099
Group life and health	11,167	5,578	40	23	16,808
Individual annuities	10,497	22	5	5,382	15,906
Group annuities	17,670	7	97	—	17,774
Insurance contract liabilities before other policy liabilities	80,706	25,991	24,306	6,730	137,733
Add: Other policy liabilities(2)	3,521	1,807	2,499	213	8,040
Total insurance contract liabilities	$84,227	$27,798	$26,805	$6,943	$145,773

(1)    Primarily business from the UK and run-off reinsurance operations. Includes UK business of $851 for Individual participating life, $237 for Individual non-participating life and health, $5,162 for Individual annuities, and $163 for Other policy liabilities.
(2)    Consists of amounts on deposit, policy benefits payable, provisions for unreported claims, provisions for policyholder dividends, and provisions for experience rating refunds.

As at December 31, 2019	Canada	U.S.	Asia	Corporate(1)	Total
Individual participating life	$23,526	$5,611	$8,497	$987	$38,621
Individual non-participating life and health	13,527	13,832	12,188	386	39,933
Group life and health	10,493	5,541	39	14	16,087
Individual annuities	9,529	24	(17)	5,335	14,871
Group annuities	14,276	7	99	—	14,382
Insurance contract liabilities before other policy liabilities	71,351	25,015	20,806	6,722	123,894
Add: Other policy liabilities(2)	2,959	1,724	2,401	206	7,290
Total insurance contract liabilities	$74,310	$26,739	$23,207	$6,928	$131,184

(1)    Primarily business from the UK and run-off reinsurance operations. Includes UK business of $893 for Individual participating life, $238 for Individual non-participating life and health, $5,107 for Individual annuities, and $156 for Other policy liabilities.
(2)    Consists of amounts on deposit, policy benefits payable, provisions for unreported claims, provisions for policyholder dividends, and provisions for experience rating refunds.
Changes in Insurance contract liabilities and Reinsurance assets are as follows:

For the years ended December 31,	2020			2019
Insurance contract liabilities		Reinsurance assets	Net	Insurance contract liabilities	Reinsurance assets	Net
Balances, before Other policy liabilities and assets as at January 1,	$123,894	$3,395	$120,499	$114,902	$3,653	$111,249
Change in balances on in-force policies(1)	9,919	(107)	10,026	8,559	268	8,291
Balances arising from new policies(1)	5,004	82	4,922	3,171	136	3,035
Method and assumption changes	(63)	(179)	116	(363)	(376)	13
Increase (decrease) in Insurance contract liabilities and Reinsurance assets	14,860	(204)	15,064	11,367	28	11,339
Other(2)	—	—	—	(123)	(123)	—
Foreign exchange rate movements	(1,021)	(65)	(956)	(2,252)	(163)	(2,089)
Balances before Other policy liabilities and assets	137,733	3,126	134,607	123,894	3,395	120,499
Other policy liabilities and assets	8,040	717	7,323	7,290	629	6,661
Total Insurance contract liabilities and Reinsurance assets, December 31	$145,773	$3,843	$141,930	$131,184	$4,024	$127,160

(1)    Comparative figures in 2019 have been amended to conform to the current year’s methodology.
(2)    Termination of reinsurance contracts.
The following tables show the total assets supporting liabilities for the product lines shown (including insurance contract and investment contract liabilities) and assets supporting equity and other:

As at December 31, 2020	Debt securities	Equity securities	Mortgages and loans	Investment properties	Other	Total
Individual participating life	$25,574	$4,601	$8,992	$4,950	$5,331	$49,448
Individual non-participating life and health	24,810	1,611	14,208	2,052	10,132	52,813
Group life and health	7,789	61	9,354	36	3,112	20,352
Individual annuities	11,979	47	6,219	—	1,185	19,430
Group annuities	9,598	48	8,142	—	909	18,697
Equity and other	9,339	263	3,031	478	23,239	36,350
Total assets	$89,089	$6,631	$49,946	$7,516	$43,908	$197,090
As at December 31, 2019	Debt securities	Equity securities	Mortgages and loans	Investment properties	Other	Total
Individual participating life	$22,533	$2,899	$8,372	$4,941	$4,754	$43,499
Individual non-participating life and health	21,301	1,418	14,145	1,790	9,353	48,007
Group life and health	6,858	72	9,301	—	2,897	19,128
Individual annuities	11,711	48	6,065	—	793	18,617
Group annuities	7,323	37	7,261	—	697	15,318
Equity and other	11,880	313	3,078	575	19,814	35,660
Total assets	$81,606	$4,787	$48,222	$7,306	$38,308	$180,229

Schedule of impacts of method and changes in assumptions on insurance contract liabilities
Impacts of method and assumption changes on Insurance contract liabilities, net of Reinsurance assets, are as follows:

For the year ended December 31, 2020	Net increase (decrease) before income taxes	Description

Mortality / Morbidity	$113	Updates to reflect mortality/morbidity experience in all jurisdictions. The largest items were unfavourable mortality impacts in individual life and health in Canada and In-force Management in the U.S., partially offset by favourable group disability government pension plan offsets in Canada.

Policyholder behaviour	207	Updates to policyholder behaviour in all jurisdictions. The largest item was in In-force Management in the U.S.

Expenses	(28)	Updates to reflect expense experience in all jurisdictions.

Investment returns	(10)	Updates to various investment-related assumptions across the Company.

Model enhancements and other	(166)	Various enhancements and methodology changes across all jurisdictions.
Total impact of method and assumption changes	$116

For the year ended December 31, 2019	Net increase (decrease) before income taxes	Description

Mortality / Morbidity	$(347)	Updates to reflect mortality/morbidity experience in all jurisdictions. The largest items were favourable mortality impacts in the UK in Corporate and in Group Retirement Services in Canada.

Policyholder behaviour	102	Updates to policyholder behaviour in all jurisdictions. The largest item was an unfavourable lapse update in International in Asia.

Expenses	6	Updates to reflect expense experience in all jurisdictions.

Investment returns	6	Updates to various investment-related assumptions across the Company, partially offset by updates to promulgated ultimate reinvestment rates.

Model enhancements and other	246	Various enhancements and methodology changes across all jurisdictions. The largest item was an unfavourable strengthening of reinsurance provisions in In-force Management in the U.S., partially offset by a favourable change to participating accounts in the UK in Corporate and the Philippines in Asia.
Total impact of method and assumption changes	$13

Schedule of investment contract liabilities
Investment contract liabilities consist of the following:

As at December 31, 2020	Canada	Asia	Corporate	Total
Individual participating life	$—	$—	$5	$5
Individual non-participating life and health	—	269	2	271
Individual annuities	2,690	—	35	2,725
Group annuities	—	188	—	188
Total investment contract liabilities	$2,690	$457	$42	$3,189

For the year ended December 31, 2020, Investment contract liabilities of $3,189 are comprised of investment contracts with DPF of $497, investment contracts without DPF measured at amortized cost of $2,690, and for investment contracts without DPF measured at fair value of $2.

As at December 31, 2019	Canada	Asia	Corporate	Total
Individual participating life	$—	$—	$5	$5
Individual non-participating life and health	—	258	2	260
Individual annuities	2,612	—	39	2,651
Group annuities	—	200	—	200
Total investment contract liabilities	$2,612	$458	$46	$3,116

For the year ended December 31, 2019, Investment contract liabilities of $3,116 are comprised of investment contracts with DPF of $502, investment contracts without DPF measured at amortized cost of $2,612, and investment contracts without DPF measured at fair value of $2.

Schedule of reconciliation of changes in investment contract liabilities
Changes in investment contract liabilities without DPF are as follows:

For the years ended December 31,	2020		2019
	Measured at fair value	Measured at amortized cost	Measured at fair value	Measured at amortized cost
Balance as at January 1	$2	$2,612	$3	$2,646
Deposits	—	467	—	360
Interest	—	59	—	57
Withdrawals	—	(457)	—	(464)
Fees	—	(7)	—	(6)
Other	—	16	—	20
Foreign exchange rate movements	—	—	(1)	(1)
Balance as at December 31	$2	$2,690	$2	$2,612

Changes in investment contract liabilities with DPF are as follows:

For the years ended December 31,	2020	2019
Balance as at January 1	$502	$515
Change in liabilities on in-force	2	2
Changes in assumptions or methodology	—	6
Increase (decrease) in liabilities	2	8
Foreign exchange rate movements	(7)	(21)
Balance as at December 31	$497	$502

Disclosure of claims and benefits paid
Gross claims and benefits paid consist of the following:

For the years ended December 31,	2020	2019
Maturities and surrenders	$2,993	$2,956
Annuity payments	1,979	1,909
Death and disability benefits	4,594	4,246
Health benefits	6,913	7,222
Policyholder dividends and interest on claims and deposits	1,828	1,088
Total gross claims and benefits paid	$18,307	$17,421